FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:            December 31, 2012



Check here if Amendment [  ]; Amendment Number:  ______

This Amendment (Check only one.):             [  ] is a restatement.
                                             [   ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:         Raub Brock Capital Management LP

Address:      700 Larkspur Landing Circle, Suite 240

              Larkspur, CA 94939

             __________________________________________



Form 13F File Number:         28-____________



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:         Richard Alpert

Title:        Principal

Phone:        (415) 927-6990


Signature, Place, and Date of Signing:

Richard Alpert,

____________________________________   Larkspur, CA February 1, 2013

                       [Signature]                     [City, State]      Date]



Report Type (Check only one.):



[  ]13F HOLDINGS REPORT
(Check here if all holdings of this reporting mngr reported in this report)






[  ]13F NOTICE
(Check here if no holdings reported are in this report,& all holdings are reported by other reporting manager(s).



[ X ]  13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting mngr are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]



       Form 13F File Number                 Name



       28-13411              Envestnet









FORM 13F SUMMARY PAGE




Report Summary:



Number of Other Included Managers:                              0



Form 13F Information Table Entry Total:                         34



Form 13F Information Table Value Total:                        $145,858,296
__________

                                                              (thousands)



List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



[If there are no entries in this list, state NONE and omit the column headings and list entries.]



        NONE

FORM 13F INFORMATION TABLE
                                                    VALU              INVESTMNT  OTHR  VOTNG

NAME OF ISSUER           TITLE OF CLASS  CUSIP      (X1000) SHR       DISCRETION MNGR  AUTH
Vangrd Sht-Trm Corp Bnd    SRT-TRM CRP     92206C409  6851  85301  SOLE          NONE
NovoNordisk AS ADR         ADR	           670100205  6379  39087  SOLE          NONE
Vangrd Tot Bnd Mrkt        ETF TOtBND MKT  921937835  6284  74787  SOLE          NONE
Vanguard Interm-Term Crp   Bnd INT-TRM CRP 92206C870  6197  70691  SOLE          NONE
Magellan Midstream Pts     COM UNIT RP LP  559080106  6100 141240  SOLE          NONE
Canadian Natl Rail Co      COM		   136375102  5946  65330  SOLE          NONE
Accenture PLC              shs CLS  A	   G1151C101  5839  87797  SOLE          NONE
TJX Companies, Inc.        COM		   872540109  5816 137018  SOLE          NONE
Hormel Food Corp           COM		   440452100  5657 181248  SOLE          NONE
Colgate-Palmolive          COM		   194162103  5591  53484  SOLE          NONE
Walgreen Company           COM             931422109  5550  149947 SOLE          NONE
Nike, Inc. Class B         CL B		   654106103  5547 107508  SOLE          NONE
Xilinx, Inc.          	   COM             983919101  5541 154502  SOLE          NONE
Grainger, W.W. Inc.        COM             384802104  5530  27325  SOLE          NONE
T Rowe Price Group,Inc.    COM             74144T108  5497  84413  SOLE          NONE
Praxair, Inc.              COM             74005P104  5437  49680  SOLE          NONE
Toronto Dominion Bank      COM NEW         891160509  5392  63945  SOLE          NONE
Medtronic, Inc.            COM             585055106  5317  129611 SOLE          NONE
Baxter InternationalInc    COM             071813109  5246  78704  SOLE          NONE
C H Robinson Worldwide     COM NEW         12541W209  5112  80864  SOLE          NONE
McDonalds Corp             COM             580135101  5077  57551  SOLE          NONE
Target Corporation         COM             87612E106  4903  82863  SOLE          NONE
Factset Research Systems   COM             303075105  4770  54170  SOLE          NONE
Vanguard Intl Eqty Indx    ALLWRLD EXUS    922042775  4461   97519 SOLE          NONE
SPDR DJ Wilshire Glbal     DJ GLB RL ES ETF78463X749  4399 104436  SOLE          NONE
SPDR S&P Globl Natural Res GLB NAT RS      78463X541  4008  77736  SOLE          NONE
Towers Watson & Co         CL A            891894107  1158  20600  SOLE          NONE
Vanguard Dividend Apprec   DIV AP ETF      921908844   496   8324  SOLE          NONE
Central Goldtrust          TR UNIT         15354610    409   6522  SOLE          NONE
Exxon Mobil Corporation    COM             30231G102   401   4635  SOLE          NONE
Bank Of Marin Bancorp      COM             063425102   381  10164  SOLE          NONE
Central Fd Cda Ltd Cla     CL A            153501101   267  12700  SOLE          NONE
SPDR Mid Cap Trust         ETF             78467Y107   205   1103  SOLE          NONE
Cerus Corp                 COM             157085101    93  9399   SOLE          NONE